Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Company's Property, Plant and Equipment

The components of the Company’s property, plant and equipment at March 31, 2017 and December 31, 2016 were as follows:

	March 31, 2017	December 31, 2016
Land	$10.0	$10.0
Buildings	44.5	44.4
Machinery and equipment	109.0	109.2

	163.5	163.6
Less: Accumulated depreciation	(127.5)	(128.1)

Total	$36.0	$35.5

The components of the Company’s property, plant and equipment at December 31, 2016 and 2015 were as follows:

	2016	2015
Land	$10.0	$10.0
Buildings	44.4	44.7
Machinery and equipment	109.2	121.4

	163.6	176.1
Less: Accumulated depreciation	(128.1)	(143.1)

Total	$35.5	$33.0